Matthews Asia Innovators Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.4%

	Shares	Value

CHINA/HONG KONG: 61.8%
Alibaba Group Holding, Ltd.[b]	2,701,500	$34,215,837
Tencent Holdings, Ltd.	679,900	33,226,253
Trip.com Group, Ltd. ADR[b]	634,251	23,892,235
KE Holdings, Inc. ADR[b]	1,262,817	23,791,472
Meituan B Shares[b,c,d]	1,131,030	20,519,390
H World Group, Ltd. ADR[b]	392,316	19,215,638
PDD Holdings, Inc. ADR[b]	198,269	15,048,617
China Resources Beer Holdings Co., Ltd.	1,402,000	11,262,840
Kuaishou Technology[b,c,d]	1,462,100	11,242,552
JD.com, Inc. ADR	250,445	10,992,031
Contemporary Amperex Technology Co., Ltd. A Shares	160,010	9,469,589
Innovent Biologics, Inc.[b,c,d]	1,919,000	8,607,696
Wuliangye Yibin Co., Ltd. A Shares	301,000	8,598,191
NARI Technology Co., Ltd. A Shares	2,117,224	8,346,204
Kanzhun, Ltd. ADR[b]	420,036	7,993,285
Li Ning Co., Ltd.	992,500	7,804,936
Alchip Technologies, Ltd.	186,000	7,617,226
Wuxi Biologics Cayman, Inc.[b,c,d]	1,212,000	7,468,298
Focus Media Information Technology Co., Ltd. A Shares	7,330,300	7,320,932
Baidu, Inc. ADR[b]	47,049	7,100,635
Ping An Insurance Group Co. of China, Ltd. A Shares	898,401	5,950,542
OPT Machine Vision Tech Co., Ltd. A Shares	294,714	5,923,457
BeiGene, Ltd. ADR[b]	27,448	5,915,867
Proya Cosmetics Co., Ltd. A Shares	211,964	5,611,863
BYD Co., Ltd. A Shares	144,000	5,363,896
StarPower Semiconductor, Ltd. A Shares	133,985	5,361,261
JD Health International, Inc.[b,c,d]	715,700	5,306,891

Total China/Hong Kong		323,167,634

INDIA: 9.8%
HDFC Bank, Ltd.	839,714	16,516,203
ICICI Bank, Ltd.	850,847	9,092,529
Reliance Industries, Ltd.	279,103	7,936,179
Bajaj Finance, Ltd.	95,325	6,540,695
Titan Co., Ltd.	194,700	5,980,062
Mahindra & Mahindra, Ltd.	373,956	5,284,534

Total India		51,350,202

SOUTH KOREA: 8.9%
Samsung Electronics Co., Ltd.	477,613	23,618,422
Samsung SDI Co., Ltd.	17,321	9,839,002
Coupang, Inc.[b]	499,938	7,999,008
NAVER Corp.	33,734	5,285,815

Total South Korea		46,742,247

TAIWAN: 6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,478,000	25,901,391

	Shares	Value

MediaTek, Inc.	264,000	$6,844,497

Total Taiwan		32,745,888

SINGAPORE: 5.7%
Sea, Ltd. ADR[b]	222,129	19,225,265
Grab Holdings, Ltd. Class Ab	3,558,376	10,710,712

Total Singapore		29,935,977

UNITED STATES: 3.3%
Meta Platforms, Inc. Class Ab	27,666	5,863,532
Broadcom, Inc.	9,066	5,816,201
Visa, Inc. Class A	23,541	5,307,554

Total United States		16,987,287

INDONESIA: 1.5%
PT Bank Rakyat Indonesia Persero Tbk	25,395,800	8,046,730

Total Indonesia		8,046,730

VIETNAM: 1.1%
Mobile World Investment Corp.	3,436,148	5,663,636

Total Vietnam		5,663,636

TOTAL INVESTMENTS: 98.4%		514,639,601
(Cost $502,888,644)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.6%		8,403,641

NET ASSETS: 100.0%		$523,043,242

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $53,144,827, which is 10.16% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

matthewsasia.com | 800.789.ASIA	1